FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Financial Instruments Held by Category Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	$ 130,596	$ 139,486
Financial liabilities, fair value through profit or loss	11,311	13,621
Financial liabilities, fair value through Comprehensive income	992	316
Lease liability [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	89,709	83,999
Borrowings [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	15,027	28,517
Trade and Other Payables [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	23,265	22,695
Due to Related Parties [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	2,595	4,275
Warrant Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, fair value through profit or loss	11,311	13,621
Cash Flow Hedge [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, fair value through Comprehensive income	$ 992	$ 316